Fair Value of Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-term debt	$ 1,521.2	[1]	$ 279.1	[1]
Long-term debt, fair value	1,610.3		289.8
Short-term debt	79.6	[1]	339.4	[1]
Short-term debt, fair value	79.6		345.8
U.S. Private Placement - Long-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-term debt	1,424.2	[1]	177.6	[1]
Long-term debt, fair value	1,510.2		187.7
Medium-term Notes
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-term debt	83.2	[1]	99.9	[1]
Long-term debt, fair value	86.3		100.5
Other Long-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-term debt	13.8	[1]	1.6	[1]
Long-term debt, fair value	13.8		1.6
Overdrafts and Other Short-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Short-term debt	57.8	[1]	65.6	[1]
Short-term debt, fair value	57.8		65.6
Short-Term Portion of Long-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Short-term debt	21.8	[1]	167.2	[1]
Short-term debt, fair value	21.8		172.6
Notes Short-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Short-term debt			106.6	[1],[2]
Short-term debt, fair value			$ 107.6	[2]

[1]	Debt as reported in balance sheet.
[2]	Notes issued as part of the equity units offering were remarketed in April 2012, and matured on April 30, 2014. The notes were repaid and are no longer outstanding.